Intangible assets (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Intangible Assets

	2022			2021
	Goodwill	Other intangibles	Total	Goodwill	Other intangibles	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	1,197	240	1,437	1,197	377	1,574
Additions	–	36	36	–	23	23
Amortisation for the year	–	(60)	(60)	–	(93)	(93)
Impairments for the year 1	–	–	–	–	(52)	(52)
Disposals	–	(16)	(16)	–	–	–
Divestment and demerger of subsidiaries and operations 2	–	(66)	(66)	–	–	–
Transfers and other movements	–	38	38	–	(15)	(15)

At the end of the financial year	1,197	172	1,369	1,197	240	1,437

– Cost	1,197	1,363	2,560	1,197	1,506	2,703
– Accumulated amortisation and impairments	–	(1,191)	(1,191)	–	(1,266)	(1,266)

1	Refer to note 13 ‘Impairment of non-current assets’ for information on impairments.

2	Relates to the merger of Petroleum with Woodside. Refer to note 27 ‘Discontinued operations’ for more information.